Note 20 - Business Segments (Details) - Segment revenues In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Network Service and Systems Integration Business [Member] Customers [Member] USD ($)	Mar. 31, 2013 Network Service and Systems Integration Business [Member] Customers [Member] JPY (¥)	Mar. 31, 2012 Network Service and Systems Integration Business [Member] Customers [Member] JPY (¥)	Mar. 31, 2011 Network Service and Systems Integration Business [Member] Customers [Member] JPY (¥)	Mar. 31, 2013 Network Service and Systems Integration Business [Member] Intersegment [Member] USD ($)	Mar. 31, 2013 Network Service and Systems Integration Business [Member] Intersegment [Member] JPY (¥)	Mar. 31, 2012 Network Service and Systems Integration Business [Member] Intersegment [Member] JPY (¥)	Mar. 31, 2011 Network Service and Systems Integration Business [Member] Intersegment [Member] JPY (¥)	Mar. 31, 2013 Network Service and Systems Integration Business [Member] USD ($)	Mar. 31, 2013 Network Service and Systems Integration Business [Member] JPY (¥)	Mar. 31, 2012 Network Service and Systems Integration Business [Member] JPY (¥)	Mar. 31, 2011 Network Service and Systems Integration Business [Member] JPY (¥)	Mar. 31, 2013 ATM Operation Business [Member] Customers [Member] USD ($)	Mar. 31, 2013 ATM Operation Business [Member] Customers [Member] JPY (¥)	Mar. 31, 2012 ATM Operation Business [Member] Customers [Member] JPY (¥)	Mar. 31, 2011 ATM Operation Business [Member] Customers [Member] JPY (¥)	Mar. 31, 2013 ATM Operation Business [Member] USD ($)	Mar. 31, 2013 ATM Operation Business [Member] JPY (¥)	Mar. 31, 2012 ATM Operation Business [Member] JPY (¥)	Mar. 31, 2011 ATM Operation Business [Member] JPY (¥)	Mar. 31, 2013 Intersegment Eliminations [Member] USD ($)	Mar. 31, 2013 Intersegment Eliminations [Member] JPY (¥)	Mar. 31, 2012 Intersegment Eliminations [Member] JPY (¥)	Mar. 31, 2011 Intersegment Eliminations [Member] JPY (¥)
Segment Reporting Information [Line Items]
Revenue	$ 1,128,382	¥ 106,248,486	¥ 97,314,605	¥ 82,418,206	$ 1,103,742	¥ 103,928,400	¥ 95,990,449	¥ 81,901,632	$ 5,934	¥ 558,753	¥ 506,030	¥ 455,230	$ 1,109,676	¥ 104,487,153	¥ 96,496,479	¥ 82,356,862	$ 24,640	¥ 2,320,086	¥ 1,324,156	¥ 516,574	$ 24,640	¥ 2,320,086	¥ 1,324,156	¥ 516,574	$ 5,934	¥ 558,753	¥ 506,030	¥ 455,230